Business Changes and Developments (Details 4) (USD $) In Millions, except Per Share data	12 Months Ended
Dec. 31, 2008
Unaudited pro forma condensed combined financial information reflecting the Bear Stearns merger and Washington Mutual transaction
Total net revenue	$ 68,149
Loss before extraordinary gain	(14,090)
Net loss	$ (12,184)
Basic earnings per share
Loss before extraordinary gain	$ (4.26)
Net loss	$ (3.72)
Diluted earnings per share
Loss before extraordinary gain	$ (4.26)
Net loss	$ (3.72)
Average common shares issued and outstanding
Basic	3,510.5
Diluted	3,510.5